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FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or QUarter Ended June 30 2008

CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing



Christopher Harrison
London
4th August 2008

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).

List of other Managers reporting for this Manager: NONE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS [0]
FORM 13F INFORMATION TABLE ENTRY TOTAL [19]
FORM 13F INFORMATION TABLE TOTAL: USD 697,105(thousands)


				13FHR/A INFORMATION TABLE


COLUMN 1                      COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5         COLUMN 6 COLUMN 7 COLUMN 8

NAME OF ISSUER                TITLE       CUSIP       VALUE       SHRS OR  SH/PUT  INVESTM  OTHER    Sole  SHR None
			      CLASS                   (x$1000)    PRN AMT  PRN/CAL DISCR    MANAGER
ARCHER-DANIELS-MIDLAND CO     Comm Share  039483102      33,750   1,000,000        YES      None     Sole
CONOCOPHILLIPS                Comm Share  20825C104      75,424     800,000        YES      None     Sole
DELL INC                      Comm Share  24702R101      17,504     800,000        YES      None     Sole
IPATH DOW JONES-AIG COMMDTY   Comm Share  06738C778      21,421     300,000        YES      None     Sole
DRYSHIPS INC                  Comm Share  MHY2109Q1017   11,225     140,000        YES      None     Sole
DEVON ENERGY CORPORATION      Comm Share  25179M103      67,290     560,000        YES      None     Sole
ENTERPRISE PRODUCTS PARTNERS  Comm Share  293792107      14,770     500,000        YES      None     Sole
ENSCO INTERNATIONAL INC       Comm Share  26874Q100      40,370     500,000        YES      None     Sole
ENERGY TRANSFER PARTNERS LP   Comm Share  29273R109      13,910     320,000        YES      None     Sole
SPDR GOLD TRUST               Comm Share  78463V107     180,814   1,980,000        YES      None     Sole
HEWLETT-PACKARD CO            Comm Share  428236103      17,684     400,000        YES      None     Sole
JOHNSON & JOHNSON             Comm Share  478160104      32,170     500,000        YES      None     Sole
PETROLEO BRASILEIRO S.A.-ADR  Comm Share  71654V408       2,125     30,000         YES      None     Sole
PRIDE INTERNATIONAL INC       Comm Share  74153Q102      36,847     780,000        YES      None     Sole
POSCO-ADR                     Comm Share  693483109       2,210      17,000        YES      None     Sole
REINSURANCE GROUP OF AMERICA  Comm Share  759351109       8,787     201,900        YES      None     Sole
TRANSOCEAN INC                Comm Share  KYG900731004   60,956     400,000        YES      None     Sole
TORCHMARK CORP                Comm Share  891027104      15,783     269,100        YES      None     Sole
EXXON MOBIL CORP              Comm Share  30231G102      44,065     500,000        YES      None     Sole


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